Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 302,608	$ 288,458	$ 295,027
Total on- and off-balance sheet	$ 933,577	$ 869,306	$ 854,839
ECL coverage	0.30%	0.28%	0.27%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 282,465	$ 270,279	$ 270,131
ECL coverage	0.14%	0.12%	0.12%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11,178	$ 9,352	$ 8,473
ECL coverage	0.04%	0.04%	0.04%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,734	$ 8,225	$ 8,694
ECL coverage	0.08%	0.08%	0.07%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20,912	$ 17,578	$ 17,167
ECL coverage	0.06%	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 71,511	$ 69,056	$ 69,892
ECL coverage	0.37%	0.27%	0.28%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 17,371	$ 15,801	$ 13,944
ECL coverage	0.46%	0.47%	0.53%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 88,882	$ 84,857	$ 83,837
ECL coverage	0.39%	0.31%	0.32%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,536	$ 79,638	$ 80,390
ECL coverage	0.01%	0.01%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11,566	$ 10,285	$ 10,074
ECL coverage	0.08%	0.08%	0.08%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,230	$ 3,019	$ 3,487
ECL coverage	0.03%	0.02%	0.03%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,430	$ 2,520	$ 2,669
ECL coverage	0.00%	0.00%	0.13%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 327	$ 377	$ 134
ECL coverage	0.02%	0.03%	0.06%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 28,287	$ 29,826	$ 19,609
ECL coverage	0.02%	0.01%	0.01%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 45,295	$ 42,180	$ 52,765
ECL coverage	0.06%	0.09%	0.04%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 172,671	$ 167,845	$ 169,127
ECL coverage	0.03%	0.04%	0.02%
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%	0.10%
Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.11%	0.11%
Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.04%	0.04%
Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.08%	0.07%
Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%	0.06%
Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.28%	0.24%	0.26%
Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.37%	0.41%	0.48%
Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.27%	0.30%
Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.01%	0.00%
Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.08%	0.08%
Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.02%	0.03%
Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%	0.13%
Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.03%	0.06%
Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.01%	0.01%
Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.07%	0.02%
Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.03%	0.02%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 293,863	$ 278,679	$ 286,776
Total on- and off-balance sheet	$ 892,588	$ 830,678	$ 818,260
ECL coverage	0.06%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 273,720	$ 260,501	$ 261,880
ECL coverage	0.07%	0.07%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10,950	$ 9,083	$ 8,271
ECL coverage	0.03%	0.03%	0.04%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,401	$ 7,851	$ 8,300
ECL coverage	0.09%	0.10%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20,351	$ 16,934	$ 16,571
ECL coverage	0.06%	0.06%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 65,801	$ 64,495	$ 65,009
ECL coverage	0.17%	0.15%	0.17%
Twelve-month expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 16,346	$ 14,290	$ 12,788
ECL coverage	0.22%	0.19%	0.30%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,148	$ 78,785	$ 77,797
ECL coverage	0.18%	0.16%	0.19%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,424	$ 79,597	$ 80,235
ECL coverage	0.01%	0.01%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11,045	$ 9,815	$ 9,604
ECL coverage	0.06%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,223	$ 3,001	$ 3,464
ECL coverage	0.03%	0.02%	0.03%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,390	$ 2,486	$ 2,663
ECL coverage	0.00%	0.00%	0.13%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 327	$ 377	$ 134
ECL coverage	0.02%	0.03%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 27,748	$ 28,309	$ 19,145
ECL coverage	0.02%	0.01%	0.01%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 45,064	$ 41,197	$ 52,268
ECL coverage	0.05%	0.05%	0.02%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 171,221	$ 164,782	$ 167,512
ECL coverage	0.02%	0.02%	0.01%
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,108	$ 9,150	$ 7,572
Total on- and off-balance sheet	$ 34,006	$ 31,969	$ 30,006
ECL coverage	1.27%	1.30%	1.42%
Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,108	$ 9,150	$ 7,572
ECL coverage	1.46%	1.26%	1.35%
Lifetime expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 222	$ 264	$ 176
ECL coverage	0.25%	0.33%	0.22%
Lifetime expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 333	$ 374	$ 394
ECL coverage	0.00%	0.00%	0.33%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 555	$ 638	$ 570
ECL coverage	0.00%	0.00%	0.30%
Lifetime expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,392	$ 4,286	$ 4,612
ECL coverage	1.56%	1.60%	1.50%
Lifetime expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 780	$ 1,268	$ 842
ECL coverage	3.58%	2.93%	3.24%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6,172	$ 5,554	$ 5,454
ECL coverage	1.82%	1.90%	1.77%
Lifetime expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 75	$ 8	$ 120
ECL coverage	0.00%	0.14%	0.01%
Lifetime expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 518	$ 467	$ 467
ECL coverage	0.36%	0.37%	0.36%
Lifetime expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6	$ 17	$ 23
ECL coverage	0.46%	0.14%	0.51%
Lifetime expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 41	$ 34	$ 6
ECL coverage	0.00%	0.00%	0.49%
Lifetime expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 539	$ 1,517	$ 464
ECL coverage	0.07%	0.03%	0.08%
Lifetime expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 203	$ 914	$ 468
ECL coverage	2.07%	0.86%	0.28%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,381	$ 2,958	$ 1,549
ECL coverage	0.47%	0.34%	0.23%
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 570	$ 551	$ 590
Total on- and off-balance sheet	$ 5,950	$ 5,486	$ 5,421
ECL coverage	25.46%	23.90%	22.23%
Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 570	$ 551	$ 590
ECL coverage	14.94%	8.59%	5.80%
Lifetime expected credit losses | Stage 3 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6	$ 6	$ 25
ECL coverage	0.00%	4.21%	0.84%
Lifetime expected credit losses | Stage 3 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6	$ 6	$ 25
ECL coverage	0.00%	4.16%	0.84%
Lifetime expected credit losses | Stage 3 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 265	$ 225	$ 217
ECL coverage	23.59%	9.72%	5.88%
Lifetime expected credit losses | Stage 3 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 237	$ 223	$ 287
ECL coverage	7.18%	4.75%	2.81%
Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 503	$ 448	$ 504
ECL coverage	15.84%	7.25%	4.13%
Lifetime expected credit losses | Stage 3 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 36	$ 33	$ 30
ECL coverage	15.08%	16.02%	17.64%
Lifetime expected credit losses | Stage 3 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 3	$ 3
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 22	$ 61	$ 27
ECL coverage	0.46%	15.36%	29.03%
Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 61	$ 97	$ 61
ECL coverage	9.03%	15.06%	21.71%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 67	$ 78	$ 89
Total on- and off-balance sheet	$ 1,033	$ 1,172	$ 1,153
ECL coverage	28.52%	24.16%	21.31%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 67	$ 78	$ 89
ECL coverage	2.29%	2.28%	1.71%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 1
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 1
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 53	$ 49	$ 54
ECL coverage	2.71%	3.13%	2.90%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7	$ 21	$ 27
ECL coverage	4.25%	1.90%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 60	$ 70	$ 81
ECL coverage	2.89%	2.77%	1.86%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 4
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7	$ 8	$ 2
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7	$ 8	$ 6
ECL coverage	0.00%	0.00%	0.00%